Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets [Abstract]
Summary of Intangible Assets
Intangible assets at December 31, 2018 and 2017 are summarized as follows:

	2018
	Net balances at year start	Additions (Disposals)	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$2,362	$-	$-	$1,453	$909	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$127,890	$-	$-	$1,453	$126,437

	2017
	Net balances at year start	Additions (Disposals)	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$8,114	$-	$(4,079)	$1,673	$2,362	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$133,642	$-	$(4,079)	$1,673	$127,890

(a)
Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing.